(13) PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 9,787,125	R$ 9,712,998	R$ 9,173,217
Additions	296,165	756,887	1,085,019
Disposals	(36,376)	(43,845)	(35,850)
Transfers	0	0	0
Reclassification - cost			8,536
Transfers from/to other assets - cost	(3,279)	(41,224)	(16,164)
Depreciation	(601,329)	(597,795)	(525,420)
Write-off of depreciation	10,259	11,540	5,484
Reclassification - depreciation			(8,536)
Transfers from/to other assets - depreciation	(2,987)	8,624	1,572
Impairment losses		(15,261)	(5,221)
Business combinations		(4,800)	30,364
Others	7,033
End Balance	9,456,614	9,787,125	9,712,998
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,015,662	13,364,592	12,308,285
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	14,299,854	14,015,662	13,364,592
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(4,228,537)	(3,651,594)	(3,135,068)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	(4,843,240)	(4,228,537)	(3,651,594)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	168,494	176,145	176,807
Additions	0	0	0
Disposals	(8)	(22)	0
Transfers	20,181	2,950	8,325
Reclassification - cost			(137)
Transfers from/to other assets - cost	(2,755)	(1,893)	0
Depreciation	(8,082)	(8,004)	(7,632)
Write-off of depreciation	2	2	(7)
Reclassification - depreciation			(1,211)
Transfers from/to other assets - depreciation	(994)	(683)	0
Impairment losses		0	0
Business combinations		0	0
Others	0
End Balance	R$ 176,839	R$ 168,494	R$ 176,145
Average depreciation rate	3.86%	3.86%	3.86%
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 207,365	R$ 206,330	R$ 198,141
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	224,783	207,365	206,330
Land [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(38,870)	(30,185)	(21,334)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	(47,944)	(38,870)	(30,185)
Reservoirs, dams and water mains [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,319,257	1,394,162	1,376,246
Additions	0	0	171
Disposals	0	(132)	0
Transfers	151,754	400	95,799
Reclassification - cost			(1,434)
Transfers from/to other assets - cost	0	6,393	3
Depreciation	(79,237)	(79,276)	(75,659)
Write-off of depreciation	0	124	1
Reclassification - depreciation			(967)
Transfers from/to other assets - depreciation	0	(2,413)	3
Impairment losses		0	0
Business combinations		0	0
Others	0
End Balance	R$ 1,391,775	R$ 1,319,257	R$ 1,394,162
Average depreciation rate	3.65%	3.93%	3.69%
Reservoirs, dams and water mains [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 2,066,850	R$ 2,060,191	R$ 1,965,641
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	2,218,604	2,066,850	2,060,191
Reservoirs, dams and water mains [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(747,593)	(666,028)	(589,395)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	(826,829)	(747,593)	(666,028)
Buildings, construction and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,094,777	1,153,220	1,075,982
Additions	0	0	0
Disposals	(7,908)	(140)	(421)
Transfers	41,464	154,737	177,902
Reclassification - cost			(40,852)
Transfers from/to other assets - cost	(100,720)	(154,880)	0
Depreciation	(61,540)	(59,736)	(54,035)
Write-off of depreciation	0	120	62
Reclassification - depreciation			(5,374)
Transfers from/to other assets - depreciation	20,714	1,930	(46)
Impairment losses		(474)	0
Business combinations		0	0
Others	15
End Balance	R$ 986,800	R$ 1,094,777	R$ 1,153,220
Average depreciation rate	3.96%	3.69%	3.30%
Buildings, construction and improvements [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 1,652,178	R$ 1,652,934	R$ 1,516,228
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	1,585,723	1,652,178	1,652,934
Buildings, construction and improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(557,400)	(499,714)	(440,246)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	(598,923)	(557,400)	(499,714)
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,870,389	6,655,391	5,824,089
Additions	0	772	236
Disposals	(16,434)	(32,336)	(6,705)
Transfers	101,468	574,944	1,160,915
Reclassification - cost			52,205
Transfers from/to other assets - cost	106,775	98,579	(5,025)
Depreciation	(432,524)	(431,393)	(377,529)
Write-off of depreciation	8,180	9,529	4,694
Reclassification - depreciation			(1,002)
Transfers from/to other assets - depreciation	(22,706)	9,690	1,374
Impairment losses		(14,787)	0
Business combinations		0	2,140
Others	645
End Balance	R$ 6,615,793	R$ 6,870,389	R$ 6,655,391
Average depreciation rate	4.45%	4.53%	4.19%
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 9,693,512	R$ 9,066,408	R$ 7,878,838
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	9,905,396	9,693,512	9,066,408
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,823,123)	(2,411,017)	(2,054,749)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	(3,289,603)	(2,823,123)	(2,411,017)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	75,771	76,217	36,230
Additions	0	2,978	0
Disposals	(3,517)	(2,248)	(1,249)
Transfers	12,250	20,434	22,467
Reclassification - cost			12
Transfers from/to other assets - cost	0	(126)	(167)
Depreciation	(19,402)	(18,055)	(8,888)
Write-off of depreciation	2,032	1,379	480
Reclassification - depreciation			7
Transfers from/to other assets - depreciation	(2)	(8)	150
Impairment losses		0	0
Business combinations		(4,800)	27,175
Others	0
End Balance	R$ 67,135	R$ 75,771	R$ 76,217
Average depreciation rate	13.89%	13.09%	14.31%
Vehicles [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 122,540	R$ 106,920	R$ 52,947
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	131,549	122,540	106,920
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(46,769)	(30,704)	(16,717)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	(64,415)	(46,769)	(30,704)
Furniture and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7,245	7,562	9,696
Additions	0	0	0
Disposals	(31)	(635)	(779)
Transfers	793	1,484	456
Reclassification - cost			(39)
Transfers from/to other assets - cost	6	(330)	(452)
Depreciation	(546)	(1,332)	(1,676)
Write-off of depreciation	44	387	254
Reclassification - depreciation			11
Transfers from/to other assets - depreciation	0	108	91
Impairment losses		0	0
Business combinations		0	0
Others	0
End Balance	R$ 7,512	R$ 7,245	R$ 7,562
Average depreciation rate	3.70%	8.31%	10.01%
Furniture and fittings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	R$ 22,026	R$ 21,507	R$ 22,323
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	23,039	22,026	21,507
Furniture and fittings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(14,782)	(13,945)	(12,627)
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	(15,527)	(14,782)	(13,945)
In progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	251,192	250,302	674,166
Additions	296,165	753,137	1,084,612
Disposals	(8,478)	(8,332)	(26,696)
Transfers	(327,908)	(754,948)	(1,465,864)
Reclassification - cost			(1,219)
Transfers from/to other assets - cost	(6,584)	11,033	(10,523)
Depreciation	0	0	0
Write-off of depreciation	0	0	0
Reclassification - depreciation			0
Transfers from/to other assets - depreciation	0	0	0
Impairment losses		0	(5,221)
Business combinations		0	1,049
Others	6,373
End Balance	210,760	251,192	250,302
In progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	251,192	250,302	674,166
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	210,760	251,192	250,302
In progress [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0	0
Additions
Disposals
Transfers
Reclassification - cost
Transfers from/to other assets - cost
Depreciation
Write-off of depreciation
Reclassification - depreciation
Transfers from/to other assets - depreciation
Impairment losses
Business combinations
Others
End Balance	R$ 0	R$ 0	R$ 0